Discontinued operations (Details 2) (PW Pictures, CNY)	Jul. 31, 2011
PW Pictures
Discontinued Operations disclosures
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865
Total assets	500,142,487
Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694
Total liabilities	105,306,338